This is filed pursuant to Rule 497(j).


                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)


                                                November 20, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:      AllianceBernstein High Yield Fund, Inc.
                File Nos. 333-18505 and 811-09160
                AllianceBernstein Emerging Market Debt Fund, Inc.
                File Nos. 33-72460 and 811-08188

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on November 17, 2003.

                                        Sincerely,

                                        /s/  Ashley McMurry
                                        -------------------
                                             Ashley McMurry


00250.0157 #444776